FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Mar. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

14 FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Listed investments	14.1	48,399	304,053
Unlisted investments	14.2	2,262,599	-
		2,310,998	304,053

14.1 Listed investments

	At 31 March 2022	At 31 March 2021
	USD	USD
Listed investments, at fair value (a) and (b)	48,399	304,053
	48,399	304,053

Note 14.1(a):

Caspian

Diginex HK held 4,923,077 CSP Tokens issued by Caspian.

As at 31 March 2022, the closing price was $0.004612 (2021: $0.02692) resulting in a fair value of $22,705 (2021: $132,529) with a fair value loss of $109,824 (2021: fair value gain of $110,877).

Note 14.1(b):

Agora

Diginex HK held 25,490,196 VOTE Tokens issued by Agora.

As at 31 March 2022, the closing price was $0.001008 (2021: $0.006729) resulting in a value of $25,694 (2021: $171,524) with a fair value loss of $145,830 (2021: fair value gain of $145,014).

14.2 Unlisted investments

	At 31 March	At 31 March
	2022	2021
	USD	USD
Opening balance	-	400,000
Acquisition	2,000,000	-
Change in fair value	262,599	(400,000)
	2,262,599	-

Note 14.2(a):

Shadow Factory Limited

Diginex HK holds an investment in Shadow Factory Limited (“Shadow Factory”). As at 31 March 2021, management reviewed the financial information provided by Shadow Factory and revised the fair value of the investment from $200,000 to zero. Management has determined that the investment value should remain zero as at 31 March 2022.

Nynja Group Limited

Diginex HK holds an investment in Nynja Group Limited (“Nynja”). As at 31 March 2021, management reviewed the financial information provided by Nynja and revised the fair value of the investment from $200,000 to zero. Management has determined that the investment value should remain zero as at 31 March 2022.

Bletchley Park Multi-Strategy Fund Offshore Limited - Class E shares (“BP Fund”)

In May 2021, the Group invested $2,000,000 into the BP Fund and recognized a fair value gain of $262,599 during the year ended 31 March 2022.

Bletchley Park Multi-Strategy Fund Offshore Limited, which issued the Class E shares, is considered a related party to the Group as Eqonex SA, a subsidiary of the Group, serves as the investment manager of BP Fund. In addition, see note 17.1(a) for the corresponding asset management fee earned by the Group.